Debt securities in issue - Narrative (Details) £ in Millions	12 Months Ended
	Dec. 31, 2023 GBP (£) programme	Dec. 31, 2022 GBP (£)
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	£ 42,280	£ 41,952
Number of covered bond programmes | programme	2
Securitisation notes at fair value through profit or loss	£ 23	26
Voluntary financial or other support to repurchase assets	0	0
Securitisation programmes
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Cash deposits held restricted in use to securitisation and covered bonds	3,794	3,896
Maximum exposure to loss from interests in structured entities	29	25
Securitisation programmes | Loans and advances securitised1 £m
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	30,716	29,384
Net covered bond programmes | Covered bond programmes | Loans and advances securitised1 £m
DEBT SECURITIES IN ISSUE (Details) - Schedule of Debt Securities in Issue [Line Items]
Senior unsecured notes issued	£ 27,019	£ 28,231